GPS FUNDS I
GuideMark® Large Cap Core Fund
GuideMark® Emerging Markets Fund
GuideMark® Small/Mid Cap Core Fund
GuideMark® World ex-US Fund
GuideMark® Core Fixed Income Fund

GPS FUNDS II
GuidePath® Growth Allocation Fund
GuidePath® Conservative Allocation Fund
GuidePath® Tactical Allocation Fund
GuidePath® Absolute Return Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
GuidePath® Managed Futures Strategy Fund
GuidePath® Conservative Income Fund
GuidePath® Income Fund
GuidePath® Growth and Income Fund
(collectively, the “Funds”)

Supplement dated July 1, 2024 to the
Statement of Additional Information (“SAI”) dated July 31, 2023, as amended

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The corresponding information under the heading “Trustees' Ownership of Fund Shares” on page 57 of the SAI is hereby deleted and replaced with the following:

Trustees' Ownership of Fund Shares

The table below sets forth the dollar range of shares of the Funds owned by the Trustees of the Funds as of December 31, 2022 using the following ranges: none; $1-$10,000; $10,001 - $50,000; $50,001 - $100,000; and over $100,000.

Name of Trustee	Dollar Range of Equity Securities in GPS Funds I	Dollar Range of Equity Securities in GPS Funds II	Aggregate Dollar Range of Equity Securities in Fund Complex Overseen by Trustee
David M. Dunford	None	None	None
Paul S. Feinberg	None	None	None
Dennis G. Schmal	None	None	None
Carrie E. Hansen*	None	over $100,000	over $100,000
*shares beneifically owned are in the GuidePath® Managed Futures Strategy Fund only and no other fund.
Investors should retain this supplement for future reference